Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding - Share Purchase Warrants [Member]	12 Months Ended
Mar. 31, 2023 USD ($) $ / shares shares
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	32,600,000
Fair value at issue date	$ 23,967,986
Fair value charged for current year	$ 10,176,995
October 29, 2031 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	3,500,000
Fair value at issue date	$ 4,515,601
Fair value charged for current year	$ 3,142,589
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	8 years
October 29, 2031 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	3,500,000
Fair value at issue date	$ 4,229,191
Fair value charged for current year	$ 2,023,536
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	8 years
October 29, 2031 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	7,000,000
Fair value at issue date	$ 7,500,124
Fair value charged for current year	$ 2,550,201
Exercise price (in Dollars per share) | $ / shares	$ 2.5
Weighted average remaining life	8 years
October 27, 2026 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	1,800,000
Fair value at issue date	$ 1,353,304
Fair value charged for current year
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	3 years
October 29, 2026 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	2,000,000
Fair value at issue date	$ 1,417,766
Fair value charged for current year
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	3 years
May 10, 2027 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	200,000
Fair value at issue date	$ 84,000
Fair value charged for current year	$ 63,460
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	4 years
May 26, 2027 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	500,000
Fair value at issue date	$ 238,000
Fair value charged for current year	$ 173,264
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	4 years
July 22, 2027 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	440,000
Fair value at issue date	$ 163,000
Fair value charged for current year	$ 97,431
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
July 25, 2027 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	3,780,000
Fair value at issue date	$ 1,405,000
Fair value charged for current year	$ 836,326
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
July 26, 2027 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	400,000
Fair value at issue date	$ 146,000
Fair value charged for current year	$ 86,784
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
July 27, 2027 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	1,000,000
Fair value at issue date	$ 379,000
Fair value charged for current year	$ 224,964
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
July 28, 2027 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	980,000
Fair value at issue date	$ 376,000
Fair value charged for current year	$ 222,870
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
November 28, 2027 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	1,125,000
Fair value at issue date	$ 264,000
Fair value charged for current year	$ 180,400
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
November 28, 2027 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	1,125,000
Fair value at issue date	$ 274,000
Fair value charged for current year	$ 92,334
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
November 28, 2027 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	1,125,000
Fair value at issue date	$ 289,000
Fair value charged for current year	$ 65,224
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
November 28, 2027 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	1,125,000
Fair value at issue date	$ 303,000
Fair value charged for current year	$ 51,053
Exercise price (in Dollars per share) | $ / shares	$ 1
Weighted average remaining life	4 years
November 28, 2032 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	750,000
Fair value at issue date	$ 263,000
Fair value charged for current year	$ 179,717
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	9 years
November 28, 2032 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	250,000
Fair value at issue date	$ 89,000
Fair value charged for current year	$ 29,992
Exercise price (in Dollars per share) | $ / shares	$ 1.5
Weighted average remaining life	9 years
November 28, 2032 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	500,000
Fair value at issue date	$ 165,000
Fair value charged for current year	$ 55,603
Exercise price (in Dollars per share) | $ / shares	$ 2.5
Weighted average remaining life	9 years
November 28, 2032 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	500,000
Fair value at issue date	$ 169,000
Fair value charged for current year	$ 38,141
Exercise price (in Dollars per share) | $ / shares	$ 2.5
Weighted average remaining life	9 years
November 28, 2032 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	250,000
Fair value at issue date	$ 87,000
Fair value charged for current year	$ 19,635
Exercise price (in Dollars per share) | $ / shares	$ 6
Weighted average remaining life	9 years
November 28, 2032 [Member]
Equity (Details) - Schedule of the Company Share Purchase Warrants Outstanding [Line Items]
Warrants outstanding (in Shares) | shares	750,000
Fair value at issue date	$ 258,000
Fair value charged for current year	$ 43,471
Exercise price (in Dollars per share) | $ / shares	$ 6
Weighted average remaining life	9 years